Note 2 - Summary of Significant Accounting Policies (Details) - Antidilutive Securities	3 Months Ended	12 Months Ended		3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Mar. 31, 2015
Convertible Securities, Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	195,062,650	195,062,650
Preferred Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	16,680,324	16,680,324
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities		363,413	2,291,783
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities			1,793,887	2,411,071
Rights to Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities			566,038	566,038